Advanced Payments on Acquisition of Aircraft - Summary of Advanced Payments on Acquisition of Aircraft (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
At 1 January	¥ 23,357	¥ 21,207
Additions	15,681	17,991
Interest capitalized (note 13)	793	749
Transfer to property, plant and equipment (note 18)	(15,079)	(16,590)
At 31 December	¥ 24,752	¥ 23,357